Research and Development Costs (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Total Amounts of Research and Development Costs

The total amounts of research and development costs included in “Cost of sales” and “Selling, general and administrative expenses” are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Research and development costs	72,043	74,071	70,100